Going Concern and impact of COVID-19 pandemic (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2019 CNY (¥)
Going Concern and impact of COVID-19 pandemic
Incurred recurring operating losses including net losses	¥ 166,500		¥ 101,900	¥ 163,500
Net cash used in operating activities	(109,679)	$ (15,901)	(92,255)	(88,854)
Accumulated deficit	1,150,135		983,645		$ 166,754
Cash and cash equivalents	¥ 69,895		¥ 63,461	¥ 109,916	$ 10,100	$ 9,201	¥ 193,920